Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Common Stock Options
Outstanding at beginning of period (in shares)	16,188,071	4,988,077	0
Granted (in shares)	0	12,904,692	5,002,390
Exercised (in shares)	(183,918)
Forfeited (in shares)	(227,782)	(1,704,698)	(14,313)
Outstanding at end of period (in shares)	15,776,371	16,188,071	4,988,077
Vested and exercisable (in shares)		2,524,151
Vested and expected to vest (in shares)		16,188,071
Weighted- Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 1.67	$ 1.67	$ 0
Granted (in dollars per share)	0	1.67	1.67
Exercised (in dollars per share)	1.71
Forfeited (in dollars per share)	1.71	1.67	1.67
Outstanding at end of period (in dollars per share)	$ 1.71	1.67	$ 1.67
Vested and exercisable (in dollars per share)		1.67
Vested and expected to vest (in dollars per share)		$ 1.67
Weighted- Average Remaining Contractual Life (Years)
Outstanding balance	8 years 9 months 29 days	9 years 4 months 6 days
Vested and exercisable		8 years 10 months 13 days
Vested and expected to vest		9 years 4 months 6 days
Aggregate Intrinsic Value (In Thousands)
Outstanding balance	$ 356,546	$ 523,401
Vested and exercisable		81,612
Vested and expected to vest		$ 523,401